INCOME TAX	12 Months Ended
Dec. 31, 2021
Disclosure Of Income Tax [Abstract]
INCOME TAX
NOTE 4:	INCOME TAX

a.	Details regarding the tax environment of the Israeli company:

1)	Corporate tax rate

Taxable income of the Israeli parent is subject to the Israeli corporate tax at the rate of 23% in the years 2021, 2020 and 2019.

2)	Benefits under the Law for the Encouragement of Capital Investments

The Investment Law provides tax benefits for Israeli companies meeting certain requirements and criteria. The Investment Law has undergone certain amendments and reforms in recent years.

The Israeli parliament enacted a reform to the Investment Law, effective January 2011. According to the reform, a flat rate tax applies to companies eligible for the “Preferred Enterprise” status. In order to be eligible for Preferred Enterprise status, a company must meet minimum requirements to establish that it contributes to the country’s economic growth and is a competitive factor for the gross domestic product.

On December 22, 2016, the Knesset plenum passed the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in the Years 2017 and 2018) – 2016, by which the Encouragement Law was also amended (hereinafter: “the Amendment”). The Amendment added new tax benefit tracks for a “preferred technological enterprise” and a “special preferred technological enterprise” that awards reduced tax rates to a technological industrial enterprise for the purpose of encouraging activity relating to the development of qualifying intangible assets.

Preferred technological income that meets the conditions required in the law, will be subject to a reduced corporate tax rate of 12%, and if the preferred technological enterprise is located in Development Area A to a tax rate of 7.5%. The Amendment is effective as from January 1, 2017.

The Amendment also provides that no tax will apply to a dividend distributed out of preferred income to a shareholder that is an Israeli resident company. A tax rate of 20% shall apply to a dividend distributed out of preferred income and preferred technological income, to an individual shareholder or foreign resident, subject to double taxation prevention treaties.

On May 16, 2017, the Knesset Finance Committee approved Encouragement of Capital Investment Regulations (Preferred Technological Income and Capital Gain of Technological Enterprise) – 2017 (hereinafter: “the Regulations”), which provides rules for applying the “preferred technological enterprise” and “special preferred technological enterprise” tax benefit tracks including the Nexus formula that provides the mechanism for allocating the technological income eligible for the benefits.

In June 2016, Taptica, a wholly owned subsidiary, appealed for a tax ruling to apply "the preferred enterprise" track, which was obtained in April 2017 and was applied for the years 2016-2020.

On December 28, 2016, Taptica Social, a wholly owned subsidiary, together with Taptica appealed for a tax ruling for a restructuring, whereby Taptica Social will be merged with and into Taptica in such a manner that Taptica Social will transfer to Taptica all its assets and liabilities for no consideration and thereafter will be liquidated. Accordingly, on June 6, 2017, the merger between the companies was approved by the Israeli Tax Authority and the effective merge date was determined as December 31, 2016. As a result of the merger, the ruling previously obtained by Taptica regarding the preferred income required re- validation from the Israeli tax authority. Therefore, Taptica appealed and received on December 2018 re-validation from the Israeli tax authority for the ruling which determines that Taptica owns an industrial enterprise and Preferred Technological Enterprise as defined in the Law for the Encouragement of Capital Investments – 1959. In addition, as a part of the re-validation of the ruling, Taptica also obtained an amendment that includes the acquisition and absorption of Tremor’s operation in the rulings and apply the Law for the Encouragement of Capital Investments to this purchased activity as well. The tax rulings which were obtained in December 2018 and were applied for the years 2017-2021.

On December 3, 2018, the Company together with Taptica submitted a request to the Israeli tax authorities for a tax ruling regarding to restructuring, whereby Taptica will be merged with and into the Company in such a manner that Taptica will transfer to the Company all its assets and liabilities for no consideration and thereafter will be liquidated. As of May 8, 2019, the merger between the companies approved by the Israeli Tax Authority and the effective merge date was determined as December 31, 2018. Following the approval of the restructuring, the tax ruling regarding Taptica owns an industrial enterprise and preferred technological enterprise which was obtained in December 2018 was applied on the merged Company for the years 2017-2021 with relative agreed changes. As of beginning of 2022, the Company approaches the Israeli Tax Authority, for the renewal of the tax ruling, regarding industrial enterprise and preferred technological enterprise, for the next five years.

b.	Details regarding the tax environment of the non-Israeli companies:

Non-Israeli subsidiaries are taxed according to the tax laws in their countries of residence as reported in their statutory financial statement prepared under local accounting regulations.

(1)	US

As of the acquisition date of RhythmOne, RhythmOne had U.S. federal net operating loss carryforwards, or NOLs, of approximately USD 100.8 million, which will expire starting 2038. As of December 31, 2021, the NOLs are approximately USD 79.4 million (2020: USD 102 million).

Additionally, for tax years beginning after December 31, 2017, the Tax Cuts and Jobs Act limits the NOL deduction to 80% of taxable income, repeals carryback of all NOLs arising in a tax year ending after 2017 and permits indefinite carryforward for all such NOLs. NOL’s arising in a tax year ending on or before 2017 can offset 100% of taxable income, are available for carryback, and expire 20 years after they arise. It should be noted that the Coronavirus Aid, Relief and Economic Security (“CARES”) Act suspended the 80% limitation for tax years 2018, 2019 and 2020 and allowed for a 5-year carryback for NOLs for tax years beginning after December 31, 2017, and before January 1, 2021.

Pursuant to Section 382 of the Internal Revenue Code, RhythmOne underwent ownership changes for tax purposes (i.e., a change of more than 50% in stock ownership involving 5% shareholders) on April 2, 2019. As a result, the use of the Company’s total US NOL carryforwards and tax credits generated prior to the ownership change is subject to annual use limitations under Section 382 and potentially also under section 383 of the Code and comparable state income tax laws.

(2)	International

As of the acquisition date of Unruly, Unruly had International NOLs of approximately USD 24 million. As of December 31, 2021, the NOLs are approximately USD 16.6 million (2020: USD 23.2 million).

c.	Composition of income tax benefit:

	Year ended December 31
	2021	2020	2019
	USD thousands

Current tax expense
Current year	7,220	3,022	4,571

Deferred tax (income)
Creation and reversal of temporary differences	(8,168)	(12,603)	(7,207)

Tax benefit	(948)	(9,581)	(2,636)

The following are the domestic and foreign components of the Company’s income taxes (in thousands):

	Year ended December 31
	2021	2020	2019
	USD thousands

Domestic	4,995	1,661	(639)
US	(961)	(5,646)	(416)
International	(4,982)	(5,596)	(1,581)

Tax Benefit	(948)	(9,581)	(2,636)

d.	Reconciliation between the theoretical tax on the pre-tax profit and the tax expense:

	Year ended December 31
	2021	2020	2019
	USD thousands

Profit (Loss) before taxes on income	72,275	(7,442)	3,588

Primary tax rate of the Company	23%	23%	23%

Tax calculated according to the Company’s primary tax rate	16,623	(1,712)	825

Additional tax (tax saving) in respect of:
Non-deductible expenses net of tax exempt income (*)	(6,218)	(2,509)	3,584
Effect of reduced tax rate on preferred income and differences in previous tax assessments	(7,226)	170	(1,433)
Utilization of tax losses from prior years for which deferred taxes were not created	(2,030)	(5,887)	(5,050)
Effect on deferred taxes at a rate different from the primary tax rate	(3,329)	(768)	(873)
Foreign tax rate differential	1,232	1,125	311

Tax benefit	(948)	(9,581)	(2,636)

Effective income tax rate	(1)%	129%	(73)%

(*)	including non- deductible share-based compensation expenses.

e.	Deferred tax assets and liabilities:

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are presented below:

	Intangible Assets and R&D expenses	Employees Compensation	Carryforward Losses	Accrued Expenses	Doubtful Debt	Other	Total
	USD thousands
Balance of deferred tax asset (liability) as of January 1, 2020	(17,090)	3,684	8,435	2,483	4,908	(2,501)	(81)
Business combinations	(4,409)	85	2,330	250	168	530	(1,046)
Changes recognized in profit or Loss	4,626	1,190	3,380	1,723	(1,352)	3,036	12,603
Changes recognized in equity	(162)	4,280	-	-	-	160	4,278
Balance of deferred tax asset (liability) as of December 31, 2020	(17,035)	9,239	14,145	4,456	3,724	1,225	15,754

Business combinations	(1,962)		458				(1,504)
Changes recognized in profit or Loss	13,310	3,861	(4,714)	(3,117)	(623)	(549)	8,168
Changes recognized in equity	100	(1,026)	(54)	1,600	(2)		618
Balance of deferred tax asset (liability) as of December 31, 2021	(5,587)	12,074	9,835	2,939	3,099	676	23,036

As of each reporting date, the Company’s management considers new evidence, both positive and negative, that could impact management’s view with regard to future realization of deferred tax assets.

As of December 31, 2021, and 2020, the Company has gross unrecognized tax benefits of approximately USD 4,370 thousand and USD 4,471 thousand, respectively. The Company classifies liabilities for unrecognized tax benefits in Current tax liabilities.